BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Operating profit	$ 970	$ 901	$ 936
Corporate costs	(403)	(390)	(364)
Acquisition and disposal related items	60	4	7
Restructuring and rationalisation expenses	220	167	113
Amortisation and impairment of acquisition intangibles	207	205	172
Legal and other	58	75	51
Operating profit	425	450	593
Increase in legal provision relating to metal-on-metal hip claims	(8)
Credit for insurance recoveries	0	7	35
Impairment loss recognised in profit or loss, goodwill	84
Impairment loss recognised in profit or loss, intangible assets other than goodwill	37	39	2
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,373	1,291	1,300
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	398	383	367
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	503	472	459
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	472	$ 436	$ 474
Engage
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss	109
Impairment loss recognised in profit or loss, goodwill	84
Impairment loss recognised in profit or loss, intangible assets other than goodwill	37
Inventory write-down	21
Gains (losses) on revaluation of contingent consideration	$ 33